CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 12,255,213	$ 2,826,725
Restricted cash	797,241	1,075,047
Short-term investments	2,559,362
Accounts receivable, net	10,282,857	10,268,807
Accounts receivable-due from a related party	9,165,068	8,816,184
Inventories, net	7,316,029	4,765,742
Prepaid expenses and other current assets, net	872,753	503,914
Other receivables-due from related parties	249,235	277,786
Deferred initial public offering (“IPO”) costs		566,417
Total current assets	43,497,758	29,100,622
Non-current assets
Property, plant and equipment, net	6,668,612	5,596,699
Intangible assets, net	33,008
Operating lease right-of-use assets	1,242,524	522,148
Finance lease right-of-use assets	38,160	336,257
Construction in progress		41,200
Long-term investment	2,747,493	2,517,538
Deferred tax assets, net	397,691	165,969
Other non-current assets	1,146,010
Total non-current assets	12,273,498	9,179,811
TOTAL ASSETS	55,771,256	38,280,433
Current liabilities
Short-term bank borrowings	1,223,405	37,184
Accounts payable	14,998,590	11,094,287
Notes payable	1,903,194	475,541
Income tax payable	1,600,300	1,035,152
Accrued expenses and other current liabilities	2,051,588	841,402
Other payables-due to related parties	1,778,175	1,867,459
Operating lease liabilities, current	423,214	157,980
Finance lease liabilities, current		230,460
Other long-term debts, current		9,379
Total current liabilities	23,978,466	15,748,844
Non-current liabilities
Operating lease liabilities, non-current	755,395	290,684
Other long-term debts, non-current		20,321
Deferred tax liabilities	970,520	518,156
Total non-current liabilities	1,725,915	829,161
TOTAL LIABILITIES	25,704,381	16,578,005
Shareholders’ equity
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 60,000,000 and 61,381,249 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	1,023	1,000
Additional paid-in capital	7,060,050	1,792,559
Statutory surplus reserves	2,658,112	2,283,180
Retained earnings	21,951,873	18,644,082
Accumulated other comprehensive loss	(1,635,291)	(1,016,563)
Total ZJK Industrial Co., Ltd. shareholders’ equity	30,035,767	21,704,258
Non-controlling interests	31,108	(1,830)
Total shareholders’ equity	30,066,875	21,702,428
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 55,771,256	$ 38,280,433